INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

  Intangible assets, net consisted of the following:

	Weighted average amortization period	December 31,
	(years)	2017	2016
Original amount:

Core technology	4.74	$13,384	$13,384
Customer relationships	5.84	1,981	1,981
Non-competition agreement	4.00	224	224

		15,589	15,589
Accumulated amortization and impairment charges:

Core technology		8,202	6,977
Customer relationships		1,610	1,544
Non-competition agreement		224	168
Impairment of acquisition-related intangible assets (*)		4,122	4,122
		14,158	12,811

Intangible assets, net:

Core technology		1,263	2,488
Customer relationships		168	234
Non-competition agreement		-	56

		$1,431	$2,778

The estimated future amortization expense of other intangible assets as of December 31, 2017 for the years ending:

Year ending December 31,
2018	943
2019	415
Thereafter	73

$1,431

(*)
In 2016, the Company recorded a $4,122 impairment charge on core technology and customer relationships. This impairment charge was based upon forecasted discounted cash flows which considered delayed sales trends with longer than expected sales cycles of Appfluent products, which the Company believes is primarily due to the innovative nature of this solution.